Putnam Investments

100 Federal Street

Boston, MA 02110

November 30, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Tax-Free Income Trust (the “Trust”) (Reg. Nos. 2-98790) (811-04345) on behalf of Putnam Strategic Intermediate Municipal Fund and Putnam Tax-Free High Yield Fund (the “Funds”) Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 2021.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 1-2577.

Very truly yours,

Putnam Tax-Free Income Trust on behalf of

Putnam Strategic Intermediate Municipal Fund

Putnam Tax-Free High Yield Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  Venice Monagan, Esq.,

Putnam Investments

James E. Thomas, Esq.,

Ropes & Gray LLP